Interests in Joint Ventures (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Current assets	$ 22,652	$ 22,417
Non-current assets	154,752	194,625
Current liabilities	13,122	24,666
Non-current liabilities	86,269	78,863
Goodwill and others	136	136	$ 136
Revenues	11,003	17,532	21,833
Comprehensive (loss)/ income for the year	(22,406)	27,644	(38,935)
Cash from operating activities	1,282	7,345	8,393
Cash from investing activities	(17,242)	(5,350)	(3,951)
Cash from financing activities	9,754	(4,325)	$ (7,447)
Quality Invest S.A. [Member]
Statement [Line Items]
Current assets	5	7
Non-current assets	8,842	8,298
Current liabilities	100	131
Non-current liabilities	2,987	1,956
Net assets	$ 5,760	$ 6,218
% of ownership interest held by non-controlling interests	50.00%	50.00%	50.00%
Interest in joint venture	$ 2,880	$ 3,109
Goodwill and others	47	47
Book amount	2,927	3,156
Revenues	45	27
Comprehensive (loss)/ income for the year	(518)	555
Cash from operating activities	(59)	(134)
Cash from investing activities	(4)	0
Cash from financing activities	63	134
Net increase (decrease) in cash and cash equivalents	0	0
TGLT SA [Member]
Statement [Line Items]
Current assets	5,159	6,908
Non-current assets	11,810	15,853
Current liabilities	4,950	5,883
Non-current liabilities	7,705	7,858
Net assets	$ 4,314	$ 9,020
% of ownership interest held by non-controlling interests	27.82%	30.20%	0.00%
Interest in joint venture	$ 1,200	$ 2,724
Goodwill and others	(263)	369
Book amount	937	3,093
Revenues	2,559	2,945
Comprehensive (loss)/ income for the year	(1,924)	(576)
Cash from operating activities	113	779
Cash from investing activities	66	(610)
Cash from financing activities	(455)	(880)
Net increase (decrease) in cash and cash equivalents	$ (276)	$ (711)